Personnel Expenses	12 Months Ended
Dec. 31, 2025
Personnel Expenses [Abstract]
Personnel expenses:
35.	Personnel expenses:

The detail of this line item during the period 2025, 2024 and 2023 is as follows:

	2025	2024	2023
	MCh$	MCh$	MCh$

Expenses for short-term employee benefits	534,059	528,466	534,177
Expenses for employee benefits due to termination of employment contract	24,133	42,125	35,391
Training expenses	3,437	3,440	3,751
Expenses for nursery and kindergarten	1,494	1,618	1,513
Other personnel expenses	7,232	6,898	7,852
Total	570,355	582,547	582,684